TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Tax Liabilities

	As of December 31,
	2020	2019

Periodic payment plan	107	17
Software Promotion Law - Annual and monthly rates	—	366
VAT payable	4,599	2,558
Wage withholding taxes	2,721	1,266
Sales taxes payable	189	1,576
Other	4,188	2,115
TOTAL	11,804	7,898